Schedule of Investments (unaudited) December 31, 2019	BlackRock Advantage U.S. Total Market Fund, Inc. (Percentages shown are based on Net Assets)

Security	Value

Mutual Fund — 100.0%
Master Advantage U.S. Total Market LLC	$391,649,320

Total Investments — 100.0% (Cost: $342,645,691)	391,649,320

Liabilities in Excess of Other Assets — 0.0%	(180,777)

Net Assets — 100.0%	$391,468,543

BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage U.S. Total Market LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2019, the value of the investment and the percentage owned by the Fund of the Master LLC was $391,649,320 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Certain investments of the Fund were fair valued using net asset value per share (“NAV”) or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) December 31, 2019	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 100.1%

Aerospace & Defense — 3.0%
Boeing Co.	1,772	$577,247
Curtiss-Wright Corp.	1,747	246,135
HEICO Corp.	4,190	478,288
HEICO Corp., Class A	2,236	200,189
Hexcel Corp.	5,700	417,867
Lockheed Martin Corp.	14,275	5,558,399
Northrop Grumman Corp.	2,647	910,489
Raytheon Co.	7,653	1,681,670
Teledyne Technologies, Inc.(a)	4,644	1,609,332

		11,679,616

Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A(a)	10,936	560,907

Airlines — 0.5%
Alaska Air Group, Inc.	14,816	1,003,784
American Airlines Group, Inc.	2,808	80,533
United Airlines Holdings, Inc.(a)	10,682	940,977

		2,025,294

Auto Components — 0.4%
BorgWarner, Inc.	8,518	369,511
Dana, Inc.	38,603	702,575
Goodyear Tire & Rubber Co.	19,531	303,805

		1,375,891

Automobiles — 0.6%
Ford Motor Co.	59,271	551,220
General Motors Co.	6,394	234,020
Harley-Davidson, Inc.	13,325	495,557
Tesla, Inc.(a)	2,201	920,744

		2,201,541

Banks — 4.0%
Bank of America Corp.	88,114	3,103,375
Bank OZK	11,047	336,989
CIT Group, Inc.	16,943	773,109
Citizens Financial Group, Inc.	22,001	893,461
Cullen/Frost Bankers, Inc.	9,494	928,323
East West Bancorp, Inc.	18,374	894,814
First Citizens BancShares, Inc., Class A	255	135,714
First Horizon National Corp.	34,068	564,166
IBERIABANK Corp.	649	48,565
JPMorgan Chase & Co.	27,868	3,884,799
National Bank Holdings Corp., Class A	1,355	47,723
PacWest Bancorp	5,239	200,497
Pinnacle Financial Partners, Inc.	1,509	96,576
Republic First Bancorp, Inc.(a)	63,588	265,798
Sandy Spring Bancorp, Inc.	3,261	123,527
South State Corp.	2,368	205,424
SVB Financial Group(a)	576	144,599
Synovus Financial Corp.	1,191	46,687
Truist Financial Corp.	2,246	126,495
U.S. Bancorp	3,211	190,380
Wells Fargo & Co.	44,072	2,371,074
Zions Bancorp NA	6,957	361,207

		15,743,302

Beverages — 1.3%
Brown-Forman Corp., Class B	4,873	329,415
Coca-Cola Co.	9,864	545,972
Coca-Cola European Partners PLC	5,420	275,770
Molson Coors Beverage Co., Class B	7,632	411,365
Monster Beverage Corp.(a)	10,420	662,191
PepsiCo, Inc.	19,973	2,729,710

		4,954,423

Biotechnology — 3.9%
AbbVie, Inc.	27,529	2,437,418

Security	Shares	Value

Biotechnology (continued)
Alexion Pharmaceuticals, Inc.(a)	3,719	$402,210
Amgen, Inc.	9,029	2,176,621
Biogen, Inc.(a)	2,597	770,608
Gilead Sciences, Inc.	83,804	5,445,584
Immunic, Inc.(a)	4,797	46,531
Incyte Corp.(a)	2,557	223,277
Regeneron Pharmaceuticals, Inc.(a)	3,081	1,156,854
Seattle Genetics, Inc.(a)	1,157	132,199
United Therapeutics Corp.(a)	6,206	546,624
Vertex Pharmaceuticals, Inc.(a)	9,477	2,074,989

		15,412,915

Building Products — 0.8%
Allegion PLC	22,887	2,850,347
Resideo Technologies, Inc.(a)	11,037	131,671

		2,982,018

Capital Markets — 4.0%
Affiliated Managers Group, Inc.	4,758	403,193
Bank of New York Mellon Corp.	8,683	437,015
Charles Schwab Corp.	35,975	1,710,971
CME Group, Inc.	8,053	1,616,398
Evercore, Inc., Class A	3,976	297,246
FactSet Research Systems, Inc.	5,065	1,358,940
Intercontinental Exchange, Inc.	24,661	2,282,376
Moody’s Corp.	5,438	1,291,036
Morgan Stanley	50,030	2,557,534
Nasdaq, Inc.	1,823	195,243
S&P Global, Inc.	8,998	2,456,904
Stifel Financial Corp.	3,367	204,209
TD Ameritrade Holding Corp.	13,154	653,754
Westwood Holdings Group, Inc.	1,929	57,137

		15,521,956

Chemicals — 1.6%
Air Products & Chemicals, Inc.	7,960	1,870,520
CF Industries Holdings, Inc.	9,595	458,065
Ecolab, Inc.	9,590	1,850,774
Mosaic Co.	23,900	517,196
Scotts Miracle-Gro Co.	1,171	124,337
Sherwin-Williams Co.	2,638	1,539,379

		6,360,271

Commercial Services & Supplies — 0.2%
Cintas Corp.	2,057	553,498
Copart, Inc.(a)	1,907	173,423

		726,921

Communications Equipment — 0.5%
Calix, Inc.(a)	29,709	237,672
Ciena Corp.(a)	6,720	286,877
Cisco Systems, Inc.	31,646	1,517,742

		2,042,291

Construction & Engineering — 0.6%
Comfort Systems USA, Inc.	22,017	1,097,547
EMCOR Group, Inc.	3,705	319,742
Fluor Corp.	17,504	330,476
MasTec, Inc.(a)	6,844	439,111

		2,186,876

Consumer Finance — 0.9%
Ally Financial, Inc.	17,306	528,871
American Express Co.	14,388	1,791,162
Capital One Financial Corp.	9,430	970,441
FirstCash, Inc.	622	50,152
Green Dot Corp., Class A(a)	13,727	319,839
World Acceptance Corp.(a)	509	43,978

		3,704,443

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.2%
Westrock Co.	16,316	$700,120

Distributors — 0.1%
Pool Corp.	1,374	291,810

Diversified Consumer Services — 0.3%
H&R Block, Inc.	44,274	1,039,554

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(a)	27,717	6,277,901

Diversified Telecommunication Services — 1.5%
AT&T Inc.	28,807	1,125,778
CenturyLink, Inc.	24,899	328,916
Cogent Communications Holdings, Inc.	12,356	813,148
Verizon Communications, Inc.	59,396	3,646,914

		5,914,756

Electric Utilities — 1.9%
Alliant Energy Corp.	29,171	1,596,237
IDACORP, Inc.	19,183	2,048,744
Pinnacle West Capital Corp.	8,823	793,452
Xcel Energy, Inc.	48,009	3,048,091

		7,486,524

Electrical Equipment — 0.9%
AMETEK, Inc.	17,858	1,781,157
Generac Holdings, Inc.(a)	6,214	625,066
Hubbell, Inc.	8,140	1,203,255

		3,609,478

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	11,868	1,695,225
National Instruments Corp.	25,537	1,081,237

		2,776,462

Energy Equipment & Services — 0.4%
Archrock, Inc.	64,198	644,548
Patterson-UTI Energy, Inc.	14,883	156,271
Seadrill Ltd.(a)	74	188
Transocean Ltd.(a)	104,889	721,636

		1,522,643

Entertainment — 0.9%
Activision Blizzard, Inc.	2,056	122,168
Cinemark Holdings, Inc.	2,520	85,302
Live Nation Entertainment, Inc.(a)	4,783	341,841
Netflix, Inc.(a)	481	155,637
Spotify Technology SA(a)	3,347	500,544
Take-Two Interactive Software, Inc.(a)	5,624	688,546
Walt Disney Co.	9,210	1,332,042
Zynga, Inc., Class A(a)	48,692	297,995

		3,524,075

Equity Real Estate Investment Trusts (REITs) — 3.8%
Boston Properties, Inc.	2,462	339,411
Brandywine Realty Trust	18,236	287,217
CyrusOne, Inc.	2,514	164,491
Digital Realty Trust, Inc.	404	48,375
Equity Residential	7,900	639,268
Essex Property Trust, Inc.	931	280,101
Host Hotels & Resorts, Inc.	26,892	498,847
Lamar Advertising Co., Class A	20,587	1,837,596
Macerich Co.	5,242	141,115
National Retail Properties, Inc.	2,005	107,508
National Storage Affiliates Trust	14,051	472,395
Outfront Media, Inc.	18,831	505,047
Park Hotels & Resorts, Inc.	87,310	2,258,710
Prologis, Inc.	12,539	1,117,726
Realty Income Corp.	987	72,673
RLJ Lodging Trust	81,917	1,451,569
Simon Property Group, Inc.	26,640	3,968,294

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
STAG Industrial, Inc.	11,070	$349,480
UDR, Inc.	5,867	273,989

		14,813,812

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	18,396	5,406,952
Performance Food Group Co.(a)	23,666	1,218,326
Walmart, Inc.	3,721	442,204

		7,067,482

Food Products — 1.2%
Hershey Co.	22,328	3,281,769
Hormel Foods Corp.	15,773	711,520
J&J Snack Foods Corp.	3,149	580,266

		4,573,555

Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	5,853	444,652

Health Care Equipment & Supplies — 2.7%
Danaher Corp.	2,157	331,056
DexCom, Inc.(a)	3,296	720,967
Edwards Lifesciences Corp.(a)	9,178	2,141,136
Hologic, Inc.(a)	823	42,969
IDEXX Laboratories, Inc.(a)	4,048	1,057,054
Insulet Corp.(a)	1,784	305,421
Medtronic PLC	9,835	1,115,781
Penumbra, Inc.(a)	874	143,572
SmileDirectClub, Inc.(a)(b)	47,462	414,818
Stryker Corp.	20,455	4,294,323

		10,567,097

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	12,828	1,090,637
Anthem, Inc.	10,278	3,104,264
Cigna Corp.	3,855	788,309
CVS Health Corp.	30,744	2,283,972
McKesson Corp.	1,434	198,351
UnitedHealth Group, Inc.	7,814	2,297,160
WellCare Health Plans, Inc.(a)	630	208,032

		9,970,725

Health Care Technology — 0.3%
Teladoc Health, Inc.(a)	2,255	188,789
Veeva Systems, Inc., Class A(a)	6,975	981,103

		1,169,892

Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	29,114	871,673
Carnival Corp.	15,157	770,430
Chipotle Mexican Grill, Inc.(a)	78	65,295
Choice Hotels International, Inc.	17,049	1,763,378
Darden Restaurants, Inc.	25,066	2,732,445
Dunkin’ Brands Group, Inc.	2,529	191,041
Extended Stay America, Inc.	84,619	1,257,438
International Game Technology PLC	10,718	160,448
McDonald’s Corp.	5,664	1,119,263
Penn National Gaming, Inc.(a)	20,713	529,424
Texas Roadhouse, Inc.	15,067	848,573

		10,309,408

Household Durables — 0.4%
DR Horton, Inc.	25,887	1,365,539
Helen of Troy Ltd.(a)	1,246	224,018

		1,589,557

Household Products — 1.4%
Church & Dwight Co., Inc.	34,235	2,408,090
Procter & Gamble Co.	24,152	3,016,585

		5,424,675

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	683	$110,537
Honeywell International, Inc.	6,100	1,079,700
Roper Technologies, Inc.	5,638	1,997,149

		3,187,386

Insurance — 2.6%
Aflac, Inc.	2,665	140,979
Allstate Corp.	13,020	1,464,099
Arthur J. Gallagher & Co.	13,680	1,302,746
Cincinnati Financial Corp.	8,548	898,822
CNO Financial Group, Inc.	9,106	165,092
First American Financial Corp.	25,796	1,504,423
Globe Life, Inc.	10,163	1,069,656
Lincoln National Corp.	7,273	429,180
Marsh & McLennan Cos., Inc.	6,271	698,652
MetLife, Inc.	11,149	568,265
Prudential Financial, Inc.	13,999	1,312,266
Unum Group	13,640	397,742
Willis Towers Watson PLC	1,590	321,085

		10,273,007

Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(a)	2,369	3,173,015
Alphabet, Inc., Class C(a)	3,757	5,023,184
Care.com, Inc.(a)(b)	264	3,968
Cargurus, Inc.(a)	5,840	205,451
Facebook, Inc., Class A(a)	31,280	6,420,220
Pinterest, Inc., Class A(a)	17,849	332,705
TripAdvisor, Inc.	11,878	360,854
Twitter, Inc.(a)	14,087	451,488
Yelp, Inc.(a)	3,464	120,651

		16,091,536

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(a)	6,097	11,266,280
Etsy, Inc.(a)	2,294	101,624

		11,367,904

IT Services — 5.1%
Accenture PLC, Class A	357	75,173
Automatic Data Processing, Inc.	27,058	4,613,389
Broadridge Financial Solutions, Inc.	7,518	928,774
DXC Technology Co.	6,876	258,469
GoDaddy, Inc., Class A(a)	12,620	857,150
Jack Henry & Associates, Inc.	3,507	510,865
ManTech International Corp., Class A	614	49,046
Mastercard, Inc., Class A	25,865	7,723,030
Paychex, Inc.	42,083	3,579,580
PayPal Holdings, Inc.(a)	1,549	167,555
Unisys Corp.(a)	33,921	402,303
Visa, Inc., Class A	4,986	936,869

		20,102,203

Life Sciences Tools & Services — 0.4%
Mettler-Toledo International, Inc.(a)	720	571,162
Thermo Fisher Scientific, Inc.	3,527	1,145,816

		1,716,978

Machinery — 2.5%
AGCO Corp.	1,182	91,310
IDEX Corp.	8,319	1,430,868
Oshkosh Corp.	29,162	2,760,183
PACCAR, Inc.	57,681	4,562,567
Snap-on, Inc.	5,838	988,957
Xylem, Inc.	562	44,280

		9,878,165

Media — 1.8%
AMC Networks, Inc., Class A(a)	9,053	357,594
Comcast Corp., Class A	8,984	404,010
Discovery, Inc., Class A(a)	23,330	763,824

Security	Shares	Value

Media (continued)
Gray Television, Inc.(a)	12,132	$260,110
iHeartMedia, Inc., Class A(a)	14,333	242,228
Interpublic Group of Cos., Inc.	115,940	2,678,214
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	1,039	50,225
Sinclair Broadcast Group, Inc., Class A	8,426	280,923
Sirius XM Holdings, Inc.	218,154	1,559,801
ViacomCBS, Inc., Class B	9,607	403,206

		7,000,135

Metals & Mining — 0.3%
Alcoa Corp.(a)	30,327	652,334
Freeport-McMoRan, Inc.	17,926	235,189
Materion Corp.	5,997	356,522
Reliance Steel & Aluminum Co.	599	71,736

		1,315,781

Multiline Retail — 0.7%
Dollar General Corp.	12,666	1,975,643
Kohl’s Corp.	1,067	54,364
Target Corp.	5,736	735,413

		2,765,420

Multi-Utilities — 0.4%
Ameren Corp.	8,034	617,011
Consolidated Edison, Inc.	7,229	654,008
DTE Energy Co.	1,152	149,610

		1,420,629

Oil, Gas & Consumable Fuels — 3.1%
ConocoPhillips	8,516	553,795
Continental Resources, Inc.	19,317	662,573
Devon Energy Corp.	27,611	717,058
EOG Resources, Inc.	15,747	1,318,969
Exxon Mobil Corp.	76,454	5,334,960
Marathon Oil Corp.	28,835	391,579
Marathon Petroleum Corp.	17,363	1,046,121
Range Resources Corp.	8,379	40,638
SM Energy Co.	6,395	71,880
Teekay Corp.	14,949	79,529
Valero Energy Corp.	9,693	907,749
Whiting Petroleum Corp.(a)	14,116	103,611
Williams Cos., Inc.	32,829	778,704

		12,007,166

Paper & Forest Products — 0.3%
Boise Cascade Co.	12,020	439,091
Clearwater Paper Corp.(a)	10,665	227,804
Domtar Corp.	2,482	94,912
Verso Corp., Class A(a)(b)	13,864	249,968

		1,011,775

Personal Products — 0.7%
Estee Lauder Cos., Inc., Class A	13,860	2,862,644

Pharmaceuticals — 5.1%
Allergan PLC	285	54,483
Bristol-Myers Squibb Co.	49,446	3,173,939
Eli Lilly & Co.	4,453	585,258
Johnson & Johnson	47,600	6,943,412
Merck & Co., Inc.	35,799	3,255,919
Mylan NV(a)	21,227	426,663
Pfizer, Inc.	50,385	1,974,084
Prestige Consumer Healthcare, Inc.(a)	13,849	560,884
Zoetis, Inc.	22,282	2,949,023

		19,923,665

Professional Services — 0.1%
Robert Half International, Inc.	8,228	519,598

Road & Rail — 0.5%
CSX Corp.	4,112	297,544

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Landstar System, Inc.	9,707	$1,105,336
Lyft, Inc., Class A(a)	8,276	356,034
Old Dominion Freight Line, Inc.	562	106,656
Universal Logistics Holdings, Inc.	8,923	169,180

		2,034,750

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.(a)	2,175	99,746
Amkor Technology, Inc.(a)	7,354	95,602
Applied Materials, Inc.	24,901	1,519,957
Cirrus Logic, Inc.(a)(b)	20,014	1,649,354
Cypress Semiconductor Corp.	3,404	79,415
Intel Corp.	49,165	2,942,525
Lam Research Corp.	6,669	1,950,016
Micron Technology, Inc.(a)	1,600	86,048
NVIDIA Corp.	12,421	2,922,661
QUALCOMM, Inc.	5,509	486,059
Skyworks Solutions, Inc.	6,693	809,050
Texas Instruments, Inc.	11,626	1,491,500

		14,131,933

Software — 7.8%
Adobe, Inc.(a)	10,109	3,334,049
Cloudflare, Inc., Class A(a)	15,273	260,557
Intuit, Inc.	11,705	3,065,891
Manhattan Associates, Inc.(a)	4,762	379,769
Microsoft Corp.	96,205	15,171,528
Paylocity Holding Corp.(a)	6,936	838,008
RingCentral, Inc., Class A(a)	1,734	292,474
salesforce.com, Inc.(a)	21,657	3,522,294
ServiceNow, Inc.(a)	8,721	2,462,113
Workday, Inc., Class A(a)	6,655	1,094,415

		30,421,098

Specialty Retail — 1.1%
Asbury Automotive Group, Inc.(a)	5,030	562,304
Group 1 Automotive, Inc.	1,786	178,600
Home Depot, Inc.	9,468	2,067,622
Lithia Motors, Inc., Class A	2,015	296,205
O’Reilly Automotive, Inc.(a)	1,276	559,220
Ross Stores, Inc.	1,391	161,940
Sonic Automotive, Inc., Class A	5,943	184,233
Tractor Supply Co.	2,429	226,966

		4,237,090

Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	59,717	17,535,897
HP, Inc.	18,560	381,408
Western Digital Corp.	919	58,329

		17,975,634

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(a)	3,724	862,739

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	31,830	$3,224,697
Ralph Lauren Corp.	3,475	407,339

		4,494,775

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.	6,450	335,335
LendingTree, Inc.(a)	398	120,769
MGIC Investment Corp.	27,079	383,709
Washington Federal, Inc.	1,470	53,875

		893,688

Tobacco — 0.5%
Altria Group, Inc.	29,789	1,486,769
Philip Morris International, Inc.	5,101	434,044

		1,920,813

Trading Companies & Distributors — 0.5%
GATX Corp.	24,862	2,059,817

Water Utilities — 1.0%
American Water Works Co., Inc.	31,098	3,820,389

Wireless Telecommunication Services — 0.5%
Gogo, Inc.(a)	22,424	143,514
Telephone & Data Systems, Inc.	46,096	1,172,221
United States Cellular Corp.(a)	16,432	595,331

		1,911,066

Total Common Stocks — 100.1% (Cost: $341,787,807)		391,897,888

Rights — 0.0%

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. — CVR(a)	8,974	27,012

Total Rights — 0.0% (Cost: $20,640)		27,012

Total Long-Term Investments — 100.1% (Cost: $341,808,447)		391,924,900

Short-Term Securities — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(c)(e)	1,885,156	1,885,156

SL Liquidity Series, LLC, Money Market Series, 1.80%(c)(d)(e)	2,092,802	2,093,221

Total Short-Term Securities — 1.0% (Cost: $3,978,375)		3,978,377

Total Investments — 101.1% (Cost: $345,786,822)		395,903,277

Liabilities in Excess of Other Assets — (1.1)%		(4,253,957)

Net Assets — 100.0%		$391,649,320

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,680,904	(2,795,748)	1,885,156	$1,885,156	$48,392		$6	$—
SL Liquidity Series, LLC, Money Market Series	—	2,092,802	2,092,802	2,093,221	27,442	(b)	166	2

				$3,978,377	$75,834		$172	$2

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage U.S. Total Market LLC

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

CVR	Contingent Value Rights

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	14	03/20/20	$2,262	$17,735

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master LLC’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$391,897,888	$—	$—	$391,897,888
Rights(a)	27,012	—	—	27,012
Short-Term Securities	1,885,156	—	—	1,885,156

Subtotal	$393,810,056	$—	$—	$393,810,056

Investments Valued at Net Asset Value (“NAV”)(b)				2,093,221

Total Investments				$395,903,277

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Master LLC were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$17,735	$—	$—	$17,735

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.